NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Non-cash impairment expense	$ 0	$ 0	$ 54,930	$ 37,350	$ 70,531	$ 24,716
Non-cash amortization expense	61,582	45,801	124,425	86,136	181,905	147,006
Non-cash stock-based stock option compensation	59,551	$ 15,390	77,124	29,124	59,327	69,890
Advertising, marketing and promotion expense			12,106	$ 14,537	29,563	91,824
Property and equipment, capitalization threshold			500		500
Cash balance insured by FDIC	250,000		250,000		250,000
Cash balance uninsured	$ 0		$ 0		$ 0	$ 173,933
Stock Option [Member]
Common stock equivalent shares			1,847,000	1,605,000	1,701,000	1,565,000
Convertible Preferred Stock [Member]
Common stock equivalent shares			5,200,000	5,200,000	5,200,000	4,400,000
Convertible Notes Payable [Member]
Common stock equivalent shares			1,000,000	0	400,000	0
Citizens Watch Company of America, Inc [Member]
Revenues from services					34.00%	51.00%
Bulova Corporation [Member]
Revenues from services					26.00%	28.00%
Amazon [Member]
Revenues from services					88.00%	86.00%
eBay [Member]
Revenues from services					6.00%	13.00%
Internal Revenue Service (IRS) [Member] | 2013 [Member]
Open Tax Year			2013		2013
Internal Revenue Service (IRS) [Member] | Tax Year 2014 [Member]
Open Tax Year			2014		2014
Internal Revenue Service (IRS) [Member] | 2015 [Member]
Open Tax Year			2015		2015
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life					7 years
Contractual payment terms			7 years
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life					5 years
Contractual payment terms			5 years
Website Development Costs [Member]
Property, Plant and Equipment, Useful Life			5 years		5 years
Website Acquisition Costs [Member]
Property, Plant and Equipment, Useful Life			5 years		5 years
Maximum [Member]
Contractual payment terms			60 years		60 days
Minimum [Member]
Contractual payment terms			30 years		30 days
Revenue [Member] | Google AdSence [Member]
Revenues from services	23.00%		25.00%		36.00%
Revenue [Member] | Other third-party providers [Member]
Revenues from services	77.00%		75.00%		42.00%